UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, the financial markets encountered renewed volatility in the second quarter, which caused some of the municipal bond market’s higher yielding sectors to erase their previous gains and end the reporting period lower than where they began. However, municipal bonds continued to benefit from favorable supply-and-demand dynamics, which provided a degree of support absent in other fixed-income markets.

The second-quarter swoon occurred despite continued U.S. economic growth, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages.

Despite recent headlines about the current state of the U.S. economy and the fiscal pressures placed on state and local governments, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks for select lower-grade issuers that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on higher quality bonds may be advisable for many investors.As always, your financial advisor can help you assess both the risks and opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by James Welch and Dan Barton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus New Jersey Municipal Bond Fund’s Class A produced a total return of 2.53%, Class B shares returned 2.23%, Class C shares returned 2.22%, Class I shares returned 2.59% and Class Z shares returned 2.57%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.31% for the same period.2

Municipal bond prices generally ended the reporting period close to where they began as deteriorating economic conditions offset the benefits of favorable supply-and-demand dynamics. The fund produced lower returns than its benchmark, primarily due to challenges to New Jersey’s fiscal condition that were more severe than national averages.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.To pursue its goal, the fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

  Actively trading among various sectors, such as pre-refunded, gen- eral obligation, and revenue, based on their apparent relative values.
  The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Factors Supported Municipal Bonds

Although an improving U.S. economy bolstered investor confidence early in the reporting period,the pace of the economic recovery has been slower than most previous rebounds. In addition, investors responded cautiously to new global economic concerns stemming from a sovereign debt crisis in Europe and inflationary pressures in China. Meanwhile, most states,including New Jersey,have continued to struggle with declining tax revenues and intensifying demand for services. In light of these challenges, the Federal Reserve Board left short-term interest rates unchanged in a historically low range between 0% and 0.25%.

Still, the municipal bond market generally was supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, part of the stimulus package that shifted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds intensified as individual and institutional investors sought alternatives to low yielding money market funds. Consequently, municipal bonds generally avoided the losses incurred by some sectors of the taxable bond market.

Security Selection Strategy Dampened Fund Returns

Faced with the subpar economic recovery and tighter credit spreads, we maintained a bias toward higher-quality securities, including bonds for which the money for early redemption has been set aside in escrow. However, these high-quality escrowed bonds detracted from the fund’s performance early in the reporting period when investors preferred more speculative investments, prompting us to trim the fund’s position. The fund also was hurt by its overweighted exposure to municipal bonds backed by New Jersey’s settlement with U.S. tobacco companies, which underperformed amid declining tobacco consumption. Bonds issued to finance higher education in New Jersey disappointed when concerns arose regarding the impact of tuition hikes on college enrollment.

The fund received more positive results from other strategies.We set the fund’s average duration in a range we considered longer than industry averages, enabling the fund to participate more fully in periodic market rallies. Overweighted positions in bonds backed by revenues from hospitals and housing projects also fared relatively well due to robust demand for higher yielding securities in a low interest-rate environment.

Supply-and-Demand Factors May Remain Favorable

New Jersey has remained under fiscal pressure, but the state appears to have closed a projected budget deficit of more than $10 billion, primarily through spending cuts. Although we expect investor sentiment to improve as fiscal concerns moderate, we have intensified our focus on higher-quality, essential service issuers, such as water/sewer and electric utilities, over those from local municipalities that may struggle with reduced state aid.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued bonds when the Build America Bonds program either ends or is renewed with lower federal subsidies at the end of this year. In the meantime, demand seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

July 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class I shares are not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided for Class A, B and C shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated upon 90 days’ notice to shareholders after May 1, 2011, and for Class I shares, which reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement that may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.27	$6.77	$8.02	$3.52	$3.87
Ending value (after expenses)	$1,025.30	$1,022.30	$1,022.20	$1,025.90	$1,025.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.26	$6.76	$8.00	$3.51	$3.86
Ending value (after expenses)	$1,020.58	$1,018.10	$1,016.86	$1,021.32	$1,020.98

† Expenses are equal to the fund's annualized expense ratio of .85% for Class A, 1.35% for Class B, 1.60% for Class C, .70% for Class I and .77% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—89.5%
Atlantic County Utilities
Authority, Solid Waste
System Revenue	7.13	3/1/16	10,595,000		10,595,636
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/15/13	1,155,000		1,218,848
Bordentown Sewer Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/20	3,880,000		3,943,904
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		4,786,265
Camden,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/15/12	4,385,000	[a]	4,266,386
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,570,634
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,011,280
East Orange,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/10	4,240,000	[a]	4,238,558
East Orange,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/11	2,500,000	[a]	2,483,875
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[a]	392,834
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[a]	304,668
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	837,399

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Essex County,
GO (General Improvement)	5.00	8/1/23	15,200,000		16,969,736
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000		6,180,900
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	8,000,000		8,435,520
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,310,000		2,639,244
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000		283,307
Hudson County Improvement
Authority, County-Guaranteed
Parking Revenue (Harrison
Parking Facility Redevelopment
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/39	5,000,000		5,320,650
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	723,570
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,398,636
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	[a]	2,097,312

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000 [a]	2,321,368
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	8/15/10	170,000	171,018
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000	4,585,837
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000	3,230,290
New Jersey,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	7/15/10	7,400,000	7,417,464
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	2,300,000	2,275,022
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	12,500,000	12,512,750
New Jersey Economic
Development Authority,
Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,240,000	1,269,698
New Jersey Economic
Development Authority,
Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,195,000	2,247,812
New Jersey Economic
Development Authority, EDR
(Masonic Charity Foundation of
New Jersey Project)	5.00	6/1/18	1,680,000	1,742,143
New Jersey Economic
Development Authority, EDR
(Masonic Charity Foundation of
New Jersey Project)	5.50	6/1/21	1,920,000	1,966,099

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000		1,028,440
New Jersey Economic Development
Authority, Gas Facilities Revenue
(NUI Corporation Project)	5.25	11/1/33	2,780,000		2,633,133
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	2,039,145
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	1,502,177
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000		1,466,097
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000		1,156,583
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	[a]	946,260
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	[a]	903,860
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	[a]	2,650,505
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[a]	3,556,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	1,657,925
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	3,761,420
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	3,032,880
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/1/11	2,210,000		2,290,753
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000		11,331,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC) (Prerefunded)	5.25	6/15/11	10,000,000	[b]	10,480,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,173,700
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.60	11/1/34	4,000,000	[c]	4,029,760
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,082,900
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000		4,672,819

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000		997,730
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000		506,720
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000		1,803,108
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000		735,150
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000		1,624,890
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000		2,088,940
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	12,165,000		12,528,733
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,528,300
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	[b]	140,518
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,627,905
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.75	7/1/10	4,000,000	[b]	4,000,600
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,637,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	5,058,850
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000	7,508,177
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000 [b]	2,898,750
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000	8,232,649
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/38	3,745,000	3,869,671
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)	5.00	7/1/27	5,400,000	5,428,296
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical
Center Issue)	6.00	7/1/12	4,740,000	4,936,852
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical
Center Issue)	6.25	7/1/17	2,730,000	2,870,213
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000 [b]	2,512,663
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000	4,146,601

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000	[b]	3,393,330
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		688,033
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/36	2,900,000		2,979,576
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/38	5,000,000		5,069,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000		2,005,140
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	[a]	1,376,299
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	3,220,000	[a]	1,296,533
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,950,000		2,001,772

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/1/38	5,000,000	5,321,100
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000	13,748,080
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	1,000,000	1,031,800
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,500,000	1,537,320
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	6/1/21	12,000,000	12,928,680
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	8,117,399
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,481,210
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; Assured Guaranty
Municipal Corp.)	5.70	5/1/20	2,320,000	2,322,946
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000	6,988,520
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	7,500,000	7,674,075
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	5,905,000	6,546,933
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	1,740,000	1,836,396
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	6/15/20	4,000,000	4,267,680

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000		7,952,140
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.00	12/15/38	10,000,000		11,172,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)
(Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	470,780
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000		10,332,800
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,150,000		5,304,912
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000		2,544,497
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	3,745,000		4,184,963
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	12/15/11	4,000,000	[b]	4,327,240
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000		71,552
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000		184,693
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/36	3,500,000		3,632,545
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	9,170,000		9,684,620
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty
Municipal Corp.)	6.50	1/1/16	835,000		959,799

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	165,000	201,391
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000	4,197,741
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	2,000,000	2,358,060
Port Authority of New York and
New Jersey (Consolidated
Bonds, 93rd Series)	6.13	6/1/94	3,000,000	3,603,900
Port Authority of New York and
New Jersey (Consolidated Bonds,
127th Series) (Insured; AMBAC)	5.25	12/15/32	5,070,000	5,149,396
Port Authority of New York and
New Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	5,310,300
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000 [a]	2,449,295
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000	3,657,035
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/15/38	3,640,000	3,641,893
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
National Public Finance
Guarantee Corp.)	5.45	2/1/32	1,590,000	1,537,069

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000	4,521,840
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/34	2,900,000	3,134,610
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	1/1/39	6,000,000	6,524,520
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,580,000	2,330,204
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	2,460,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	8,950,000	7,080,166
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	4,870,000	5,230,283
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	11,115,000	7,805,398
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/12	2,500,000 [b]	2,731,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	1,790,000 [b]	2,095,464

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,630,000 [b]	12,517,144
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000	1,879,324
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	4,991,846
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,721,160
U.S. Related—10.4%
Government of Guam,
GO	6.75	11/15/29	2,000,000	2,150,720
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000 [c]	2,246,512
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,025,120
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	2,000,000	2,116,820
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	1,500,000	1,535,160
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000	10,668,523
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	4,000,000	4,021,640
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	5,169,750
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue
(Insured; AMBAC)	5.50	7/1/27	4,715,000	4,905,910

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000		3,114,324
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	3,075,000		3,087,423
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,382,978
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		9,569,250
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	36,600,000	[a]	2,784,894
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	[a]	2,213,280
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,000,000		2,031,000
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note) (Prerefunded)	6.50	10/1/10	3,000,000	[b]	3,076,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Notes)	5.00	10/1/25	2,000,000		2,027,960

Total Investments (cost $591,349,675)			99.9%		617,210,452

Cash and Receivables (Net)			.1%		534,470

Net Assets			100.0%		617,744,922

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance
	Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement	FGIC	Financial Guaranty Insurance
	Revenue		Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan	FNMA	Federal National Mortgage
	Mortgage Corporation		Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	38.9
AA		Aa		AA	20.2
A		A		A	23.2
BBB		Baa		BBB	14.8
BB		Ba		BB	.2
B		B		B	.3
Not Rated[d]		Not Rated[d]		Not Rated[d]	2.4
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			591,349,675		617,210,452
Interest receivable					8,173,633
Receivable for shares of Common Stock subscribed					31,644
Prepaid expenses					33,746
					625,449,475
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					455,069
Cash overdraft due to Custodian					263,794
Payable for investment securities purchased					6,222,730
Payable for shares of Common Stock redeemed					654,083
Accrued expenses					108,877
					7,704,553
Net Assets ($)					617,744,922
Composition of Net Assets ($):
Paid-in capital					600,361,546
Accumulated undistributed investment income—net					158,200
Accumulated net realized gain (loss) on investments					(8,635,601)
Accumulated net unrealized appreciation
(depreciation) on investments					25,860,777
Net Assets ($)					617,744,922

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	456,264,901	591,088	10,811,734	2,514,513	147,562,686
Shares Outstanding	35,791,572	46,417	848,900	197,225	11,573,328
Net Asset Value
Per Share ($)	12.75	12.73	12.74	12.75	12.75

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	15,793,336
Expenses:
Management fee—Note 3(a)	1,838,353
Shareholder servicing costs—Note 3(c)	769,847
Professional fees	42,039
Distribution fees—Note 3(b)	40,189
Custodian fees—Note 3(c)	36,772
Registration fees	30,602
Directors’ fees and expenses—Note 3(d)	22,077
Prospectus and shareholders’ reports	11,924
Loan commitment fees—Note 2	7,953
Miscellaneous	22,673
Total Expenses	2,822,429
Less—reduction in management fee due to undertaking—Note 3(a)	(228,391)
Less—reduction in fees due to earnings credits—Note 1(b)	(539)
Net Expenses	2,593,499
Investment Income—Net	13,199,837
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	527,858
Net unrealized appreciation (depreciation) on investments	1,825,011
Net Realized and Unrealized Gain (Loss) on Investments	2,352,869
Net Increase in Net Assets Resulting from Operations	15,552,706

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment income—net	13,199,837	26,368,931
Net realized gain (loss) on investments	527,858	(3,654,561)
Net unrealized appreciation
(depreciation) on investments	1,825,011	52,400,640
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,552,706	75,115,010
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,636,265)	(19,195,733)
Class B Shares	(11,481)	(45,515)
Class C Shares	(179,000)	(259,406)
Class I Shares	(40,126)	(6,802)
Class Z Shares	(3,174,765)	(6,546,993)
Total Dividends	(13,041,637)	(26,054,449)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	16,778,518	45,433,393
Class B Shares	1,815	6,740
Class C Shares	2,388,651	4,329,785
Class I Shares	1,771,662	1,018,529
Class Z Shares	3,978,911	9,625,210
Dividends reinvested:
Class A Shares	7,254,451	14,259,894
Class B Shares	8,966	33,691
Class C Shares	103,331	135,405
Class I Shares	17,743	—
Class Z Shares	2,563,782	5,316,818
Cost of shares redeemed:
Class A Shares	(27,649,044)	(41,159,750)
Class B Shares	(196,816)	(830,961)
Class C Shares	(727,815)	(680,349)
Class I Shares	(234,846)	(71,858)
Class Z Shares	(8,347,890)	(19,403,642)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,288,581)	18,012,905
Total Increase (Decrease) in Net Assets	222,488	67,073,466
Net Assets ($):
Beginning of Period	617,522,434	550,448,968
End of Period	617,744,922	617,522,434
Undistributed investment income—net	158,200	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Capital Share Transactions:
Class Aa
Shares sold	1,317,414	3,667,406
Shares issued for dividends reinvested	569,220	1,145,748
Shares redeemed	(2,169,675)	(3,303,598)
Net Increase (Decrease) in Shares Outstanding	(283,041)	1,509,556
Class Ba
Shares sold	143	549
Shares issued for dividends reinvested	704	2,716
Shares redeemed	(15,497)	(65,797)
Net Increase (Decrease) in Shares Outstanding	(14,650)	(62,532)
Class C
Shares sold	187,765	349,293
Shares issued for dividends reinvested	8,114	10,837
Shares redeemed	(57,159)	(54,361)
Net Increase (Decrease) in Shares Outstanding	138,720	305,769
Class I
Shares sold	138,801	80,262
Shares issued for dividends reinvested	1,390	—
Shares redeemed	(18,448)	(5,667)
Net Increase (Decrease) in Shares Outstanding	121,743	74,595
Class Z
Shares sold	312,226	769,666
Shares issued for dividends reinvested	201,141	427,277
Shares redeemed	(655,225)	(1,559,126)
Net Increase (Decrease) in Shares Outstanding	(141,858)	(362,183)

a	During the period ended June 30, 2010, 9,109 Class B shares representing $115,656, were automatically converted to 9,096 Class A shares and during the period ended December 31, 2009, 36,812 Class B shares representing $472,567 were automatically converted to 36,779 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.70	11.67	12.79	13.07	13.12	13.26
Investment Operations:
Investment income—net[a]	.27	.55	.55	.54	.56	.56
Net realized and unrealized
gain (loss) on investments	.05	1.02	(1.12)	(.28)	(.05)	(.14)
Total from Investment Operations	.32	1.57	(.57)	.26	.51	.42
Distributions:
Dividends from
investment income—net	(.27)	(.54)	(.55)	(.54)	(.56)	(.56)
Net asset value, end of period	12.75	12.70	11.67	12.79	13.07	13.12
Total Return (%)[b]	2.53[c]	13.65	(4.61)	2.05	4.00	3.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.96	1.00	1.10	1.18	1.12
Ratio of net expenses
to average net assets	.85[d]	.85	.90	1.00	1.06	1.01
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.05	.13	.22	.16
Ratio of net investment income
to average net assets	4.30[d]	4.40	4.45	4.21	4.32	4.25
Portfolio Turnover Rate	9.49[c]	17.17	50.33	36.63	17.13	11.22
Net Assets, end of period
($ x 1,000)	456,265	458,014	403,333	439,752	465,695	475,203

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2010			Year Ended December 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.68	11.66	12.78	13.06	13.10	13.25
Investment Operations:
Investment income—net[a]	.23	.48	.49	.47	.50	.50
Net realized and unrealized
gain (loss) on investments	.05	1.02	(1.12)	(.27)	(.04)	(.16)
Total from Investment Operations	.28	1.50	(.63)	.20	.46	.34
Distributions:
Dividends from
investment income—net	(.23)	(.48)	(.49)	(.48)	(.50)	(.49)
Net asset value, end of period	12.73	12.68	11.66	12.78	13.06	13.10
Total Return (%)[b]	2.23[c]	12.98	(5.09)	1.53	3.56	2.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.53	1.57	1.67	1.74	1.67
Ratio of net expenses
to average net assets	1.35[d]	1.35	1.40	1.50	1.56	1.51
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.05	.13	.22	.16
Ratio of net investment income
to average net assets	3.70[d]	3.90	3.95	3.71	3.82	3.74
Portfolio Turnover Rate	9.49[c]	17.17	50.33	36.63	17.13	11.22
Net Assets, end of period
($ x 1,000)	591	774	1,441	1,621	2,129	2,025

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.68	11.66	12.78	13.06	13.11	13.25
Investment Operations:
Investment income—net[a]	.22	.45	.45	.45	.46	.46
Net realized and unrealized
gain (loss) on investments	.06	1.02	(1.12)	(.29)	(.05)	(.14)
Total from Investment Operations	.28	1.47	(.67)	.16	.41	.32
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.45)	(.44)	(.46)	(.46)
Net asset value, end of period	12.74	12.68	11.66	12.78	13.06	13.11
Total Return (%)[b]	2.22[c]	12.71	(5.34)	1.28	3.22	2.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[d]	1.72	1.77	1.87	1.96	1.89
Ratio of net expenses
to average net assets	1.60[d]	1.60	1.64	1.75	1.81	1.76
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.05	.13	.22	.16
Ratio of net investment income
to average net assets	3.53[d]	3.61	3.69	3.44	3.57	3.51
Portfolio Turnover Rate	9.49[c]	17.17	50.33	36.63	17.13	11.22
Net Assets, end of period
($ x 1,000)	10,812	9,008	4,714	3,749	2,768	2,732

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30 2010	Year Ended December 31,
Class I Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.70	11.66	11.28
Investment Operations:
Investment income—net[b]	.28	.56	.03
Net realized and unrealized gain (loss) on investments	.05	1.04	.38
Total from Investment Operations	.33	1.60	.41
Distributions:
Dividends from investment income—net	(.28)	(.56)	(.03)
Net asset value, end of period	12.75	12.70	11.66
Total Return (%)	2.59[c]	13.91	3.61[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.78	.76[d]
Ratio of net expenses to average net assets	.70[d]	.70	.70[d]
Ratio of net investment income to average net assets	4.42[d]	4.55	5.03[d]
Portfolio Turnover Rate	9.49[c]	17.17	50.33
Net Assets, end of period ($ x 1,000)	2,515	958	10

a	From December 15, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

Six Months Ended
	June 30, 2010	Year Ended December 31,
Class Z Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.70	11.67	12.79	12.84
Investment Operations:
Investment income—net[b]	.28	.56	.56	.31
Net realized and unrealized
gain (loss) on investments	.04	1.02	(1.12)	(.05)
Total from Investment Operations	.32	1.58	(.56)	.26
Distributions:
Dividends from investment income—net	(.27)	(.55)	(.56)	(.31)
Net asset value, end of period	12.75	12.70	11.67	12.79
Total Return (%)	2.57[c]	13.72	(4.56)	2.03[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77[d]	.79	.85	.91[d]
Ratio of net expenses
to average net assets	.77[d,e]	.78	.85[e]	.91[d,e]
Ratio of interest and expense
related to floating rate notes issued
to average net assets	—	—	.05	.13[d]
Ratio of net investment income
to average net assets	4.38[d]	4.47	4.50	4.26[d]
Portfolio Turnover Rate	9.49[c]	17.17	50.33	36.63
Net Assets, end of period ($ x 1,000)	147,563	148,768	140,950	163,869

a	From June 7, 2007 (commencement of initial offering) to December 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	617,210,452	—	617,210,452

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,819,287 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $803,681 of the carryover expires in fiscal 2011, $97,441 expires in fiscal 2014, $822,282 expires in fiscal 2015, $1,125,950 expires in fiscal 2016 and $6,969,933 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: tax exempt income

$25,990,726 and ordinary income $63,723.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until shareholders are given at least 90 days’ notice to the contrary, if the aggregate expenses of the fund (exclusive of taxes, brokerage commissions, interest expense, commitment fees, shareholder services fees, Rule 12b-1 distribution plan fees and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets for Class A, Class B and Class C shares. The reduction in expenses, pursuant to the undertaking, for Class A, Class B and Class C shares amounted to $227,942 during the period ended June 30, 2010. This agreement may be terminated after May 1, 2011, upon 90 days notice to shareholders.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager had undertaken from January 1, 2010 through June 30, 2010, if the aggregate expenses of the fund (exclusive of taxes, brokerage commissions, interest expense, commitment fees, and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets for Class I shares.The reduction in expenses, pursuant to the undertaking for Class I shares, amounted to $449 during the period ended June 30, 2010.

During the period ended June 30, 2010, the Distributor retained $14,566 from commissions earned on sales of the fund’s Class A shares and $1,090 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of their average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2010, Class B and Class C shares were charged $1,572 and $38,617, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A, Class B and Class C shares were charged $566,724, $786 and $12,872, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2010, Class Z shares were charged $43,128 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $84,485 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $7,793 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $539.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $36,772 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $305,100, Rule 12b-1 distribution plan fees $6,887, shareholder services plan fees $95,441, custodian fees $21,440, chief compliance offi-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cer fees $4,113 and transfer agency per account fees $55,622, which are offset against an expense reimbursement currently in effect in the amount of $33,534.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2010, amounted to $70,267,228 and $57,634,996, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended June 30, 2010. These disclosures did not impact the notes to the financial statements.

At June 30, 2010, accumulated net unrealized appreciation on investments was $25,860,777, consisting of $29,266,527 gross unrealized appreciation and $3,405,750 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 23, 2010

5

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6